PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 12) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013
U.S.
Future Benefit Payments
2014	$ 48.4
2015	49.6
2016	51.0
2017	53.2
2018	70.1
2019 - 2023	289.9
Int'l
Future Benefit Payments
2014	20.7
2015	21.0
2016	22.6
2017	22.9
2018	23.8
2019 - 2023	138.7
U.S. Postretirement Health Benefits
Future Benefit Payments
2014	2.3
2015	1.7
2016	1.1
2017	0.9
2018	0.6
2019 - 2023	$ 2.0